INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Taxes [Absract]
Income Taxes
NOTE 15—INCOME TAXES:

a.	Income before income taxes:
		Year ended December 31,
		2016	2015	2014

		(U.S. $ in millions)
	Parent Company and its Israeli subsidiaries	$1,516	$1,932	$2,139
	Non-Israeli subsidiaries	(692)	420	1,499
		$824	$2,352	$3,638

b.	Income taxes:
		Year ended December 31,
		2016	2015	2014

		(U.S. $ in millions)
	In Israel	$209	$149	$147
	Outside Israel	312	485	444
		$521	$634	$591

Current	$481	$298	$879
Deferred	40	336	(288)
	$521	$634	$591

	Year ended December 31,
	2016	2015	2014
	(U.S. $ in millions)
Income before income taxes	$824	$2,352	$3,638
Statutory tax rate in Israel	25.0%	26.5%	26.5%
Theoretical provision for income taxes	$206	$623	$964
Increase (decrease) in effective tax rate due to:
The Parent Company and its Israeli subsidiaries -
Mainly tax benefits arising from reduced tax rates under benefit programs	(212)	(337)	(524)
Non-Israeli subsidiaries (*)	546	447	88
Increase (decrease) in other uncertain tax positions—net	(19)	(99)	63
Effective consolidated income taxes	$521	$634	$591

* In 2016, income before income taxes included impairments and devaluations in non-Israeli subsidiaries that did not have a corresponding tax effect, with the result that the tax rate on our non-Israeli subsidiaries is higher than usual.

The effective tax rate is the result of a variety of factors, including the geographic mix and type of products sold during the year, different effective tax rates applicable to non-Israeli subsidiaries that have tax rates above Teva's average tax rates, the impact of impairment, restructuring and legal settlement charges and adjustments to valuation allowances on deferred tax assets on such subsidiaries.

c.	Deferred income taxes:
		December 31,
		2016	2015

		(U.S. $ in millions)
Short-term deferred tax assets—net (*):
	Inventory related	$0	$382
	Sales reserves and allowances	0	254
	Provision for legal settlements	0	89
	Provisions for employee-related obligations	0	45
	Carryforward losses and deductions (**)	0	60
	Other	0	64
		0	894
Valuation allowance—in respect of carryforward losses and deductions that may not be utilized		0	(190)
		$0	$704

*	2016 balances are presented under long term deferred taxes, due to the implementation of ASU 2015-17.
**	The amounts are shown after reduction for unrecognized tax benefits of $108 million, at December 31, 2015, where Teva has net operating loss carryforwards, similar tax losses, and/or tax credit carryforwards that are available, under the tax law of the applicable jurisdiction, to offset any additional income taxes that would result from the settlement of a tax position.

		December 31,
		2016	2015

Long-term deferred tax assets (liabilities)—net(*):		(U.S. $ in millions)
	Inventory related	$344	$0
	Sales reserves and allowances	311	0
	Provision for legal settlements	232	0
	Intangible assets (***)	(5,569)	(1,900)
	Carryforward losses and deductions and credits (**) (***)	1,922	989
	Property, plant and equipment	(312)	(207)
	Provisions for employee related obligations	108	65
	Other	163	125
		(2,801)	(928)
Valuation allowance—in respect of carryforward losses and deductions that may not be utilized (***)		(1,689)	(570)
		$(4,490)	$(1,498)
		$(4,490)	$(794)

*	2016 balances are presented under long term deferred taxes, due to the implementation of ASU 2015-17.
**	The amounts are shown after reduction for unrecognized tax benefits of $23 million and $70 million as of December 31, 2016 and 2015, respectively.
	This amount represents the tax effect of gross carryforward losses and deductions with the following expirations: 2017-2019 — $163 million; 2020-2026 — $551 million; 2027 and thereafter — $176 million. The remaining balance—$1055 million—can be utilized with no expiration date.
***	The increase in 2016 was mianly due to Actavis Generics.

The deferred income taxes are reflected in the balance sheets among:
	December 31,
	2016	2015

	(U.S. $ in millions)
Current assets—deferred income taxes (*)	$-	$735
Current liabilities—other current liabilities (*)	-	(31)
Other non-current assets	725	250
Long-term liabilities—deferred income taxes	(5,215)	(1,748)
	$(4,490)	$(794)

(*) 2016 balances are presented under long term deferred taxes, due to the implementation of ASU 2015-17.

Deferred taxes have not been provided for tax-exempt profits earned by the Company from Approved Enterprises through December 31, 2013 (except to the extent released due to payments made in 2013 under Amendment 69 of the Investment Law, as described below), as the Company intends to permanently reinvest these profits and does not currently foresee a need to distribute dividends out of these earnings. For the same reason, deferred taxes have not been provided for distributions of income from the Company's foreign subsidiaries. See note 15f.

d.        Uncertain tax positions:

The following table summarizes the activity of Teva's gross unrecognized tax benefits:

	Year ended December 31,
	2016	2015	2014

	(U.S. $ in millions)
Balance at the beginning of the year	$648	$713	$665
Increase (decrease) related to prior year tax positions, net	23	(6)	38
Increase related to current year tax positions	71	43	51
Decrease related to settlements with tax authorities and lapse of applicable statutes of limitations	(103)	(99)	(38)
Liabilities assumed in acquisitions	101	0	0
Other	(6)	(3)	(3)
Balance at the end of the year	$734	$648	$713

Uncertain tax positions, mainly of a long-term nature, included accrued potential penalties and interest of $83 million, $101 million and $87 million as of December 31, 2016, 2015 and 2014, respectively. The total amount of interest and penalties reflected in the consolidated statements of income was a net decrease of $(18) million for the year ended December 31, 2016, a net increase of $14 million for the year ended December 31, 2015 and a net increase of $12 million for the year ended December 31, 2014. Substantially all the above uncertain tax benefits, if recognized, would reduce Teva's annual effective tax rate. Teva does not expect uncertain tax positions to change significantly over the next 12 months, except in the case of settlements with tax authorities, the likelihood and timing of which is difficult to estimate.

e. Tax assessments:

Teva files income tax returns in various jurisdictions with varying statutes of limitations. The Parent Company and its subsidiaries in Israel have received final tax assessments through tax year 2007.

In 2013, Teva settled the 2005-2007 income tax assessment with the Israeli tax authorities, paying $213 million. No further taxes are due in relation to these years. Certain guidelines which were set pursuant to the agreement reached in relation to the 2005-2007 assessment have been implemented in the audit of tax years 2008-2011, and are reflected in the provisions.

The Israeli tax authorities issued tax assessment decree for 2008-2011 and a tax assessment for 2012, challenging the Company's positions on several issues. Teva has protested the 2012 assessment and the 2008-2011 decrees. The Company believes it has adequately provided for these items and that any adverse results would have an immaterial impact on Teva's financial statements.

The Company's subsidiaries in North America and Europe have received final tax assessments mainly through tax year 2007 and 2008, respectively.

f. Basis of taxation:

The Company and its subsidiaries are subject to tax in many jurisdictions, and a certain degree of estimation is required in recording the assets and liabilities related to income taxes. The Company believes that its accruals for tax liabilities are adequate for all open years. The Company considers various factors in making these assessments, including past history, recent interpretations of tax law, and the specifics of each matter. Because tax regulations are subject to interpretation and tax litigation is inherently uncertain, these assessments can involve a series of complex judgments regarding future events.

Incentives Applicable until 2013

Under the incentives regime applicable to us until 2013, industrial projects of Teva and certain of its Israeli subsidiaries were eligible for “Approved Enterprise” status.

Most of our projects in Israel have been granted Approved Enterprise status under the "alternative" tax benefit track which offered tax exemption on undistributed income for a period of two to ten years, depending on the location of the enterprise. Upon distribution of such exempt income, the distributing company is subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's income.

Amendment 69 to the Investment Law

Pursuant to Amendment 69 to the Investment Law (“Amendment 69”), a company that elected by November 11, 2013 to pay a corporate tax rate as set forth in that amendment (rather than the tax rate applicable to Approved Enterprise income) with respect to undistributed exempt income accumulated by the company up until December 31, 2011 is entitled to distribute a dividend from such income without being required to pay additional corporate tax with respect to such dividend. A company that has so elected must make certain qualified investments in Israel over the five-year period commencing in 2013. We invested the entire required amount in 2013.

During 2013, we applied the provisions of Amendment 69 to certain exempt profits we accrued prior to 2012. Consequently, we paid $577 million in corporate tax on exempt income of $9.4 billion. Part of this income was distributed as dividends during 2013-2016, while the remainder is available to be distributed as dividends in future years with no additional corporate tax liability.

Incentives Applicable starting 2014: The Incentives Regime – Amendment 68 to the Investment Law

Under Amendment 68 to the Investment Law, which we started applying in 2014, upon an irrevocable election made by a company, a uniform corporate tax rate will apply to all qualifying industrial income of such company (“Preferred Enterprise”), as opposed to the previous law's incentives, which were limited to income from Approved Enterprises during the benefits period. Under the law, when the election is made, the uniform tax rate for 2014 until 2016 was 9% in areas in Israel designated as Development Zone A and 16% elsewhere in Israel. The uniform tax rate for Development Zone A, as of January 1, 2017, is 7.5% (as part of changes enacted in Amendment 73, as described below). The profits of these “Preferred Enterprise” will be freely distributable as dividends, subject to a 20% or lower withholding tax, under an applicable tax treaty. Certain “Special Preferred Enterprises” that meet more stringent criteria (significant investment, R&D or employment thresholds) will enjoy further reduced tax rates of 5% in Zone A and 8% elsewhere. In order to be classified as a “Special Preferred Enterprises,” the approval of three governmental authorities in Israel is required.

The New Technological Enterprise Incentives Regime – Amendment 73 to the Investment Law

Amendment 73 to the Investment Law, became effective on January 1, 2017, provided that regulations are promulgated no later than March 31, 2017 to implement the "Nexus Principles" based on OECD guidelines recently published as part of the Base Erosion and Profit Shifting (BEPS) project.

The new incentives regime will apply to "Preferred Technological Enterprises" that meet certain conditions, including:

  investment of at least 7% of income, or at least NIS 75 million (approximately $19 million) in R&D activities; and
  one of the following:

  at least 20% of the workforce (or at least 200 employees) are employed in R&D;
  a venture capital investment approximately equivalent to at least $2 million was previously made in the company; or
  growth in sales or workforce by an average of 25% over the three years preceding the tax year

A "Special Preferred Technological Enterprise" is an enterprise that meets conditions 1 and 2 above, and in addition has total annual consolidated revenues above NIS 10 billion (approximately $2.5 billion).

Preferred Technological Enterprises will be subject to a corporate tax rate of 12% on their income derived from intellectual property, while Special Preferred Technological Enterprises will be subject to 6% on such income. The withholding tax on dividends from these enterprises will be 4% (or a lower rate under a tax treaty, if applicable).

We currently believe that we will meet the criteria for the tax rate of a "Special Preferred Technological Enterprise," however, only after the regulations concerning the nexus approach are promulgated we will be able to assess the effect of the new law on our financial results.

Income not eligible for Preferred Enterprise benefits is taxed at a regular rate, which was 25% in 2016. Starting January 2017, the regular tax rate in Israel was reduced to 24% and is expected to be further reduced to 23% commencing in 2018.

The Parent Company and its Israeli subsidiaries elected to compute their taxable income in accordance with Income Tax Regulations (Rules for Accounting for Foreign Investors Companies and Certain Partnerships and Setting their Taxable Income), 1986. Accordingly, the taxable income or loss is calculated in U.S. dollars. Applying these regulations reduces the effect of U.S. dollar – NIS exchange rate on the Company's Israeli taxable income.

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. Certain manufacturing subsidiaries operate in several jurisdictions outside Israel, some of which benefit from tax incentives such as reduced tax rates, investment tax credits and accelerated deductions.